Income (expense) from investments (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income (expense) from investments
Dividends	€ 351	€ 230	€ 150
Net gain (loss) on disposals	483	1
Other net income (expense)	2,789	(8)	(75)
Other gain (loss) from investments	€ 3,623	€ 223	€ 75